GOODWILL, INTANGIBLE, AND OTHER ASSETS	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL, INTANGIBLE, AND OTHER ASSETS

9. GOODWILL, INTANGIBLE, AND OTHER ASSETS

Goodwill

Changes in the carrying amount of goodwill of the Company between December 31, 2022, and December 31, 2023, are as follows (in US$ thousands):

	Production Services	Drilling and Evaluation Services	Goodwill
Balance as of December 31, 2022	$459,710	$185,385	$645,095
Not applicable	-	-	-
Balance as of December 31, 2023	$459,710	$185,385	$645,095

Intangible assets subject to amortization, net

The following is the weighted average amortization period for intangible assets of the Company subject to amortization (in years):

Amortization
Customer contracts & relationships	10.0
Trademarks and trade names	7.9
Total intangible assets	9.7

The details of our intangible assets subject to amortization are set forth below (in US$ thousands):

	December 31, 2023			December 31, 2022
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Customer contracts & relationships	$153,500	$(76,899)	$76,601	$153,500	$(61,477)	$92,023
Trademarks and trade names	25,940	(18,237)	7,703	25,940	(15,049)	10,891
Total intangible assets	$179,440	$(95,136)	$84,304	$179,440	$(76,526)	$102,914

The aggregate amortization expense remaining for each of the five years subsequent to December 31, 2023, is $18.6 million for 2024, $18.6 million for 2025, $16.8 million for 2026, $15.4 million for 2027, and $8.1 million for 2028.

Equity method investments

On July 1, 2022, NESR acquired a minority stake in WDVGE, a premier Reservoir Characterization and G&G laboratory and consulting business.

The following table presents our investments at the dates indicated (in US$ thousands):

	Segment	Ownership	December 31, 2023	December 31, 2022
WDVGE	Production Services	46.2%	$7,782	16,086

During 2023, NESR recorded other than temporary impairment of $7.0 million in its investment in WDVGE. The Company determined that its investment in WDVGE was not fully recoverable on account of slower than anticipated customer and revenue growth as compared to NESR’s original expectations. NESR’s investment in WDVGE was fair valued using a discounted cash flow approach within a scenario analysis.

The following table presents earnings (loss) from equity investments for the periods indicated (in US$ thousands):

	Segment	Year ended December 31, 2023	6 months ended December 31, 2022
WDVGE	Production Services	$(454.1)	42.7

Summarized combined financial information for our equity method investments is as follows for the periods indicated (amounts represent 100% of investee financial information in US$ thousands):

	December 31, 2023	December 31, 2022
Balance Sheet data:
Current assets	$4,397	4,484
Noncurrent assets	18,227	21,392
Total assets	$22,624	25,876

Current liabilities	$2,624	2,837
Other liabilities	13,115	15,171
Combined equity	6,885	7,868
Total liabilities and combined equity	$22,624	25,876

	Year ended December 31, 2023	6 months ended December 31, 2022
Statement of operations data:
Revenue	$19,263	10,035
Operating (loss) / income	(1,041)	(350)
Net (loss) / income	(983)	92

Other investments

To date, the Company has not made significant expenditures on research and development activities aside from making strategic investments and partnerships with companies to expand the NEDA and Drilling & Evaluation portfolios. These six investments are individually insignificant but total $15.2 million and $14.2 million as of December 31, 2023, and December 31, 2022, respectively. The Company accounts for these under ASC 321, Investments - Equity Securities, and they are recorded at cost as none of the investments have readily determinable fair values. The Company monitors recent transactions in these investments as well as other information that may indicate that impairments have occurred. For the years ended December 31, 2023, December 31, 2022, or December 31, 2021, no impairments, or other downward revisions in the value of these investments, have been recorded.